GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about general and administrative expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of general and administrative expenses [Abstract]
Insurance	$ 225,848	$ 62,970
IT and communications	201,337	119,795
Office and miscellaneous	233,544	118,392
Rent	333,195	161,293
Travel	108,971	232,193
VAT	0	61,374
Total	$ 1,102,895	$ 756,017